Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (the “Funds”), each a series of DWS Target Date Series (the “Trust”) (Reg. Nos. 033-86070, 811-08606)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2012.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

                    /s/James M. Wall

James M. Wall
Director and Senior Counsel

cc:           John Marten, Esq., Vedder Price